General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,572	¥ 3,692	¥ 3,474
Auditors' remuneration	20	20	18
- Audit services	17	18	15
- Non-audit services	3	2	3
Credit losses	164	13	3
Other taxes and levies	332	348	275
General and administrative expenses	¥ 4,088	¥ 4,073	¥ 3,770	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).